Summary of material accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of material accounting policies	Summary of material accounting policies
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been applied consistently to all the years presented, unless otherwise stated.
(a)Basis of preparation
The consolidated financial statements of Spotify Technology S.A. comply with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and have been prepared on a historical cost basis, except for short term investments, long term investments, Exchangeable Senior Notes (the "Exchangeable Notes"), and derivative financial instruments, which have been measured at fair value, and lease liabilities, which are measured at present value.
The preparation of the consolidated financial statements in conformity with IFRS requires the application of certain critical accounting estimates and assumptions. It also requires management to exercise its judgment in the process of applying the accounting policies. The areas involving a greater degree of judgment or complexity, or areas in which assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.
(b)Basis of consolidation
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
(c)Foreign currency translation
Functional and reporting currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euro, which is the Group’s reporting currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the consolidated statement of operations within finance income or finance costs.
Group companies
The results and financial position of all the Group entities that have a functional currency different from the Group's reporting currency are translated into Euro as follows:
•Assets and liabilities are translated at the closing rate at the reporting date;
•Income and expenses for each statement of operation are translated at average exchange rates; and
•All resulting exchange differences are recognized in other comprehensive income/(loss).
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the operation and translated at the closing rate at each reporting date.
(d)Revenue recognition
Premium revenue
The Group generates subscription revenue through the sale of the Premium Service in which customers can listen on-demand and offline. The Premium Service is primarily sold directly to end users. The Premium Service is also sold through partners who are generally telecommunications companies that bundle the subscription with their own services or collect payment for the stand-alone subscriptions from their end customers. Typically, the Premium Service is paid for on a monthly basis in advance. The Group satisfies its performance obligation to provide Premium streaming services, and revenue from these services is recognized, on a straight-line basis over the subscription period.
Sometimes the Group bundles the Premium Service with other services and products. Additionally, in certain markets the specified monthly allocation of audiobook access within the Premium Service is considered to be a separate performance obligation to the customer. In arrangements where the Group has multiple performance obligations to the customer, the transaction price is allocated to each performance obligation based on the relative stand-alone selling price. The Group generally determines stand-alone selling prices based on the prices charged to customers; but where stand-alone selling prices are not directly observable, estimation techniques are used. In the markets where the Group offers audiobook listening time as part of the Premium subscription, the Group satisfies its performance obligation to provide a monthly entitlement to specified hours of audiobook content as these hours are consumed and recognize revenue over time using an output method based on the proportion of hours consumed. Additionally, the Group estimates how many hours of audiobook content will not be used by eligible Premium Subscribers and recognizes the revenue attributable to the unexercised rights in proportion to the pattern of audiobook consumption. For other bundles, revenue is recognized either on a straight-line basis over the subscription period or at a point in time when control of the service or product is transferred to the customer.
Premium partner subscription revenue is based on a per-subscriber rate in a negotiated partner agreement. Under these arrangements, a premium partner may bundle the Premium Service with its existing product offerings or offer the Premium Service as an add-on. Payment is remitted to the Group through the premium partner. The Group assesses the facts and circumstances, including whether the partner is acting as a principal or agent, of all partner revenue arrangements and then recognizes revenues either gross or net. Premium partner services, whether recognized gross or net, generally have one material performance obligation, which is the delivery of the Premium Service.
Ad-Supported revenue
The Group’s advertising revenue is generated primarily from the sale of display, audio, and video advertising delivered through advertising impressions across music and podcast content. The Group enters into arrangements with advertising agencies that purchase advertising on our platform on behalf of their clients. The Group also enters into arrangements directly with some large advertisers. These advertising arrangements are typically sold on a cost-per-thousand basis and are evidenced by an Insertion Order, a submission of order placements through a self-serve platform that includes the online acceptance of terms and conditions, or contracts that specify the terms of the arrangement such as the type of ad product, pricing, insertion dates, and number of impressions in a stated period. Revenue is recognized based on the number of impressions delivered.
Additionally, the Group generates Ad-Supported revenue through arrangements with certain advertising automated exchanges, internal self-serve, and advertising marketplace platforms to distribute advertising inventory for purchase on a cost-per-thousand basis. Revenue is recognized when impressions are delivered on the platform.
(e)Advertising credits
Advertising credits that are not transferable are issued to certain rights holders and allow them to include advertisements on the Ad-Supported Service that promote their artists and the Spotify service, such as the availability of a new single or album on Spotify. These are issued in conjunction with the Group’s royalty arrangements for no additional consideration. There is no revenue recognized as the advertising credits are mutually beneficial to both the rights holders and the Group and do not meet the definition of a revenue contract under IFRS 15, Revenue from Contracts with Customers.
(f)Business combinations
Business combinations are accounted for using the acquisition method. Identifiable assets acquired and liabilities assumed are measured initially at their fair values at the acquisition date. The excess of the consideration transferred, and the acquisition-date fair value of any previous equity interest in the acquiree, over the fair value of the identifiable net assets acquired is recognized as goodwill.
Acquisition-related costs, other than those incurred for the issuance of debt or equity instruments, are charged to the consolidated statement of operations as they are incurred.
(g)Cost of revenue
Cost of revenue consists predominantly of royalty and distribution costs related to content streaming. The Group incurs royalty costs paid to record labels, music publishers, and other rights holders for the right to stream content to the Group’s users. Royalties are typically calculated monthly using negotiated rates in accordance with license agreements and are based on either subscription and advertising revenue earned, user/usage measures, or a combination of these. The determination of the amount of the rights holders’ liability requires complex IT systems and a significant volume of data and is subject to a number of variables, including the revenue recognized, the type of content streamed and the country in which it is streamed, the product tier such content is streamed on, identification of the appropriate license holder, size of user base, ratio of Ad-Supported Users to Premium Subscribers, and any applicable advertising fees and discounts, among other variables. Some rights holders have allowed the use of their content on the platform while negotiations of the terms and conditions or determination of statutory rates are ongoing. In such situations, royalties are calculated using estimated rates. In certain jurisdictions, rights holders have several years to claim royalties for musical compositions, and therefore, estimates of the royalties payable are made until payments are made. The Group has certain arrangements whereby royalty costs are paid in advance or are subject to minimum guaranteed amounts. An accrual is established when actual royalty costs to be incurred during a contractual period are expected to fall short of the minimum guaranteed amounts. For minimum guarantee arrangements, for which the Group cannot reliably predict the underlying expense, the Group will expense the minimum guarantee on a straight-line basis over the term of the arrangement. The Group also has certain royalty arrangements where the Group would have to make additional payments if the royalty rates were below those paid to other similar licensors (most favored nation clauses). For rights holders with this clause, a comparison is done of royalties incurred to date plus estimated royalties payable for the remainder of the period to estimates of the royalties payables to other appropriate rights holders, and the shortfall, if any, is recognized on a straight-line basis over the period of the applicable most favored nation clause. An accrual and expense is recognized when it is probable that the Group will make additional royalty payments under these terms. The expense related to these accruals is recognized in cost of revenue. Cost of revenue also reflects discounts provided by certain rights holders in return for promotional activities in connection with marketplace programs. In certain contracts, payments to rights holders can be due based on uncertain future events which might not be resolved for several months. Where this is the case, the Group recognizes this expense only if and when the uncertainty is resolved. Additionally, cost of revenue includes credit card and payment processing fees for subscription revenue, advertising serving, advertising measurement, customer service, certain employee compensation and benefits, cloud computing, streaming, facility, and equipment costs, as well as the amortization of podcast content assets.
Amortization of podcast content assets is recorded over the shorter of the estimated useful economic life, or the license period (if relevant), and begins at the release of each episode. In most cases, amortization is on an accelerated basis. We make payments to podcast publishers, whose content we monetize through advertising sales. The amounts owed are most often a share of revenues and recognized in cost of revenue when the related revenue is recognized.
(h)Research and development expenses
Research and development expenses primarily comprise costs incurred for development of products related to the Group’s platform and service, as well as new advertising products and improvements to the Group’s mobile and desktop applications and streaming services. The costs incurred include related employee compensation and benefits costs, consulting costs, and facilities costs.
(i)Sales and marketing expenses
Sales and marketing expenses primarily comprise employee compensation and benefits, sponsorships, public relations, branding, consulting expenses, customer acquisition costs, advertising, live events and trade shows, amortization of trade name intangible assets, the cost of working with music record labels, publishers, songwriters, artists, podcasters, and audiobook publishers to promote the availability of new releases on the Group’s platform, and the costs of providing free trials. Expenses included in the costs of providing free trials are derived primarily from per user royalty fees determined in accordance with the rights holder agreements.
(j)General and administrative expenses
General and administrative expenses primarily comprise employee compensation and benefits for functions such as finance, accounting, analytics, legal, human resources, consulting fees, and other costs including facility and equipment costs, directors' and officers’ liability insurance, and director fees.
(k)Income tax
The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of operations except to the extent it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
(i)Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date.
(ii)Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination, that affects neither accounting nor taxable profit or loss, and does not give rise to equal taxable and deductible temporary differences;
•temporary differences related to investments in subsidiaries, and associates to the extent that the Group is able to control the timing of the reversal of the temporary differences, and it is probable they will not reverse in the foreseeable future; and
•taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets are recognized for unused tax losses, unused tax credits, and deductible temporary differences to the extent it is probable that future taxable profits will be available, against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met, such as when there is a legally enforceable right to offset.
(iii)Uncertain tax positions
Management periodically evaluates positions taken in tax returns in which applicable tax legislation is subject to interpretation, and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
(l)Leases
At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether:
•the contract involves the use of an identified asset – this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
•the Group has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and
•the Group has the right to direct the use of the asset. The Group has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
As a Lessee
The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received prior to the commencement date. Any costs related to the removal and restoration of leasehold improvements, which meet the definition of property, plant and equipment under IAS 16 Property Plant and Equipment are assessed under IAS 37 and are not within the scope of IFRS 16.
The lease term is determined based on the non-cancellable period for which the Group has the right to use an underlying asset. The lease term is adjusted, if applicable, for periods covered by extension and termination options to the extent the Group is reasonably certain to exercise them.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, which is considered the appropriate useful life of these assets. In addition, the right-of-use asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability, to the extent necessary. See Note 11 for further information.
The lease liability is initially measured at the present value of the lease payments, net of lease incentives receivable, that are not paid at the commencement date, discounted using an incremental borrowing rate if the rate implicit in the lease arrangement is not readily determinable.
Lease payments included in the measurement of the lease liability comprise fixed payments, including in-substance fixed payments and variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date.
The lease liability is subsequently increased to reflect accretion of interest and reduced for lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, lease term, or if the Group changes its assessment of whether it will exercise an extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group leases certain properties under non-cancellable lease agreements that relate to office space. The expected lease terms are between one and 10 years.
As of December 31, 2023, the Group has not acted in the capacity of a lessor.
Short-term leases and lease of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets, including certain IT Equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
(m)Property and equipment
Property and equipment are stated at historical cost less accumulated depreciation and any accumulated impairment losses. Historical cost includes any expenditure that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by the Group.
The Group adds to the carrying amount of an item of property and equipment the cost of replacing parts of such an item if the replacement part is expected to provide incremental future benefits to the Group. All repairs and maintenance are charged to the consolidated statement of operations during the period in which they are incurred.
After assets are placed into service, depreciation is charged so as to allocate the cost of assets less their residual value over their estimated useful lives, using the straight-line method as follows:
•Property and equipment: 3 to 5 years
•Leasehold improvements: shorter of the lease term or useful life
The assets’ residual values, useful lives, and depreciation methods are reviewed annually and adjusted prospectively if there is an indication of a significant change. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statement of operations when the asset is derecognized.
(n)Intangible assets
Acquired intangible assets other than goodwill comprise acquired developed technology, trade names, customer relationships, publisher relationships, and patents. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses.
The Group recognizes internal development costs as intangible assets only when the following criteria are met: the technical feasibility of completing the intangible asset exists; there is an intent to complete and an ability to use or sell the intangible asset; the intangible asset will generate probable future economic benefits; there are adequate resources available to complete the development and to use or sell the intangible asset; and there is the ability to reliably measure the expenditure attributable to the intangible asset during its development.
Intangible assets with finite lives are typically amortized on a straight-line basis over their estimated useful lives, typically 3 to 5 years for technology, 3 to 8 years for trade names and trademarks, 3 to 10 years for customer and publisher relationships, and are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization of intangible assets is recognized in the consolidated statement of operations in the expense category consistent with the function of the intangible assets.
(o)Goodwill
Goodwill is the excess of the consideration transferred over the net identifiable assets acquired and liabilities assumed. Goodwill is tested annually for impairment, or more regularly if certain indicators are present. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the operating segments that are expected to benefit from the synergies of the combination and represent the lowest level at which the goodwill is monitored for internal management purposes. Goodwill is evaluated for impairment by comparing the recoverable amount of the Group’s operating segments to the carrying amount of the operating segments to which the goodwill relates. If the recoverable amount is less than the carrying amount an impairment charge is determined.
The recoverable amount of the operating segments is based on fair value less costs of disposal. The Group determines the fair value of the operating segments using a combination of a discounted cash flow analysis and a market-based approach.
(p)Impairment of non-financial assets
Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized in the consolidated statement of operations consistent with the function of the assets, for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows. Prior impairments of non-financial assets (other than goodwill) are reviewed for possible reversal each reporting period. For more information on impairment of non-financial assets, including real estate assets, refer to Note 11 and 12.
(q)Financial instruments
(i)Financial assets
Initial recognition and measurement
The Group’s financial assets comprise cash and cash equivalents, short term investments, trade and other receivables, derivative assets, long term investments, restricted cash, and other non-current assets. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial asset. Purchases and sales of financial assets are recognized on the settlement date; the date that the
Group receives or delivers the asset. Receivables are non-derivative financial assets, other than short term and long term investments described below, with fixed or determinable payments that are not quoted in an active market. They are included in current assets except for those with maturities greater than 12 months after the reporting period.
For more information on receivables, refer to Note 15.
Short term investments primarily comprise debt instruments carried at fair value through other comprehensive income. The securities in this category are those that are intended to be held for an indefinite period of time and that may be sold in response to needs for liquidity or in response to changes in the market conditions (therefore, not recognized at amortized cost). These meet both the hold to collect and sell business model and solely payments of principal and interest contractual cash flows tests under IFRS 9 Financial Instruments. These are classified as current assets.
Long term investments primarily comprise equity instruments carried at fair value through other comprehensive income based on the irrevocable election made at initial recognition under IFRS 9 Financial Instruments. The securities within this category are intended to be held for an indefinite period of time and for strategic investment purposes. These are not held for trading. These are classified as non-current assets. The Group’s primary long term investment is its equity investment in Tencent Music Entertainment Group (“TME”).
Subsequent measurement
After initial measurement, short term investments are primarily measured at fair value with unrealized gains or losses recognized in other comprehensive income and credited in other reserves within equity until the investment is derecognized, at which time, the cumulative gain or loss is recognized in finance income/costs. Interest earned whilst holding the short term investments is reported as interest income using the effective interest method. Interest income and foreign exchange revaluation are recognized in the statement of operations in the same manner as all other financial assets.
After initial measurement, long term investments are measured at fair value with unrealized gains or losses, including any related foreign exchange impacts, recognized in other comprehensive income and credited in other reserves within equity without recognizing fair value changes to profit and loss upon derecognition. Gains or losses realized on the sale of these long term investments are not recycled through the profit and loss, but are instead reclassified to accumulated deficit within equity. Dividends received are recognized in the consolidated statement of operations in finance income.
Derecognition
Financial assets are derecognized when the rights to receive cash flows from the asset have expired.
Impairment of financial assets
The Group assesses at each reporting date whether there is any evidence that a financial asset or a group of financial assets is impaired, primarily its trade receivables and short term investments. The Group assesses impairment for its financial assets, excluding trade receivables, using the general expected credit losses model. Under this model, the Group calculates the allowance for credit losses by considering on a discounted basis, the cash shortfalls it would incur in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes.
For the Group’s short term investments, the Group applies the low credit risk simplification as the credit risk related to these assets is low given the credit quality ratings required by the Group’s investment policy. At every reporting date, the Group evaluates whether a particular debt instrument is considered to have low credit risk using all supportable information.
The Group’s long term equity investments are not assessed for impairment due to the irrevocable election made under IFRS 9 Financial Instruments as stated above.
The Group uses the simplified approach for measuring impairment for its trade receivables as these financial assets do not have a significant financing component as defined under IFRS 15, Revenue from Contracts with Customers. Therefore, the Group does not determine if the credit risk for these instruments has increased significantly since initial recognition. Instead, a loss allowance is recognized based on lifetime expected credit losses at each reporting date. Impairment losses and subsequent reversals are recognized in profit or loss and is the amount required to adjust the loss allowance at the reporting date to the amount that is required to be recognized based on the aforementioned policy. The Group has established a provision matrix based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment. The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in the consolidated statement of operations.
(ii)Financial liabilities
Initial recognition and measurement
The Group’s financial liabilities are comprised of trade and other payables, lease liabilities, Exchangeable Notes, derivative liabilities (warrants and instruments designated for hedging), and other liabilities. All financial liabilities except lease liabilities are recognized initially at fair value.
The Group accounts for the Exchangeable Notes at fair value through profit and loss using the fair value option in accordance with IFRS 9, Financial Instruments. Under this approach, the Exchangeable Notes are accounted for in their entirety at fair value, with any change in fair value after initial measurement being recorded in finance income or cost in the consolidated statement of operations, except that changes in fair value that are due to changes in own credit risk are presented separately in other comprehensive income/(loss) and will not be reclassified to the consolidated statement of operations. The Group classified the Exchangeable Notes as a financial liability in accordance with IAS 32, Financial Instruments: Presentation.
The Group accounts for the warrants as a financial liability measured at fair value through profit or loss. In accordance with IAS 32, Financial Instruments: Presentation, the Group determined that the warrants were precluded from equity classification, because while they contain no contractual obligation to deliver cash or other financial instruments to the holders other than the Company’s own shares, the exercise prices of the warrants are in US$ and not the Company’s functional currency and the Group allows for net settlement, which enables settlement for a variable number of the Company’s ordinary shares. Therefore, the warrants do not meet the requirements that they be settled by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.
Subsequent measurements
Other financial liabilities
After initial recognition, payables are subsequently measured at amortized cost using the effective interest method. The effective interest method amortization is included in finance costs in the consolidated statement of operations. Gains and losses are recognized in the consolidated statement of operations when the liabilities are derecognized.
Payables are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Financial liabilities at fair value through profit or loss
After initial recognition, financial liabilities at fair value through the profit or loss are subsequently re-measured at fair value at the end of each reporting period, with changes in fair value recognized in finance income or finance costs in the consolidated statement of operations.
Derecognition
Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expires.
(iii)Fair value measurements
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Group’s market assumptions. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, are described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;
•Level 2: other techniques for which inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability; and,
•Level 3: techniques which use inputs that have a significant effect on the recognized fair value that require the Group to use its own assumptions about market participant assumptions.
The Group maintains policies and procedures to determine the fair value of financial assets and liabilities using what it considers to be the most relevant and reliable market participant data available. It is the Group’s policy to maximize the use of observable inputs in the measurement of its Level 3 fair value measurements. To the extent observable inputs are not available, the Group utilizes unobservable inputs based upon the assumptions market participants would use in valuing the asset or liability. In determining the fair value of financial assets and liabilities employing Level 3 inputs, the Group considers such factors as the current interest rate, equity market, currency and credit environments, expected future cash flows, the probability of certain future events occurring, and other published data. The Group performs a variety of procedures to assess the reasonableness of its fair value determinations, including the use of third parties.
(iv)Foreign exchange forward contracts
The Group designates certain foreign exchange forward contracts as cash flow hedges when all the requirements in IFRS 9 Financial Instruments are met. The Group recognizes these foreign exchange forward contracts as either assets or liabilities on the statement of financial position and they are measured at fair value at each reporting period. Assets and liabilities are offset and the net amount is presented in the statement of financial position when the Group has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. The asset and liability positions of the foreign exchange forward contracts are included in other current assets and derivative liabilities on the consolidated statement of financial position, respectively. The Group reflects the gain or loss on the effective portion of a cash flow hedge as a component of equity and subsequently reclassifies cumulative gains and losses to revenues or cost of revenues, depending on the risk hedged, when the hedged transactions impact the statement of operations. If the hedged transactions become probable of not occurring, the corresponding amounts in other reserves are immediately reclassified to finance income or costs. Foreign exchange forward contracts that do not meet the requirements in IFRS 9 Financial Instruments to be designated as a cash flow hedge, are classified as derivative instruments not designated for hedging. The Group measures these instruments at fair value, with changes in fair value recognized in finance income or costs. Refer to Note 23.
(r)Podcast content assets
The Group incurs costs to acquire, license, produce or commission podcasts for inclusion on the Service, with some titles distributed more broadly. We recognize podcast content assets as current assets in the consolidated statement of financial position and related cash flows are presented as operating cash flows. Fees, including license fees, and the direct costs of production including employee compensation and production overheads, external production services and participation minimum guarantees are capitalized. We often enter into multi-year commitments, however, the period between payments and receipt of content is typically less than a year and no borrowing costs are included in direct costs. All podcast content costs are recorded in the Ad-Supported segment.
Amortization of podcast content assets is recorded in cost of revenue over the shorter of the estimated useful economic life or the license period (if relevant), and begins at the release of each episode. The economic life and expected amortization profile of podcast content assets is estimated by management based on historical listening patterns and is evaluated on an ongoing basis. The Group’s podcast content assets are generally expected to be consumed in less than three years, and typically, on an accelerated basis, as we expect more upfront listening in most cases.
(s)Cash and cash equivalents and restricted cash
Cash and cash equivalents comprise cash on deposit at banks and on hand and highly liquid investments including money market funds with maturities of three months or less at the date of purchase that are not subject to restrictions. Assets in money market funds, whose contractual cash flows do not represent solely payments of interest and principal, are measured at fair value with gains and losses arising from changes in fair value included in the consolidated statement of operations. See Note 23.
Cash deposits that have restrictions governing their use are classified as restricted cash, current or non-current, based on the remaining length of the restriction. See Note 14.
(t)Short term investments
The Group invests in a variety of instruments, such as commercial paper, corporate debt securities, collateralized reverse purchase agreements, and government and agency debt securities. Part of these investments are held in short duration, fixed income portfolios. The average duration of these instruments is less than two years. All investments are governed by an investment policy and are held in highly rated counterparties. Separate credit limits are assigned to each counterparty in order to minimize risk concentration.
These investments are classified as debt instruments and are carried primarily at fair value with the unrealized gains and losses reported as a component of equity. Management determines the appropriate classification of investments at the time of purchase and re-evaluates whether the investments pass both the hold to collect and sell and solely payments of principal and interest tests. The short term investments with maturities greater than 12 months are classified as short term when they are intended for use in current operations. The cost basis for investments sold is based upon the specific identification method.
(u)Long term investments
Long term investments consist primarily of non-controlling equity interests in public and private companies where the Group does not exercise significant influence. The majority of the investments are classified as equity instruments carried at fair value through other comprehensive income. Refer to Note 23.
(v)Share capital
Ordinary shares are classified as equity.
Equity instruments are initially measured at the fair value of the cash or other resources received or receivable, net of the direct costs of issuing the equity instruments.
The Group repurchases its ordinary shares through a share repurchase program approved by the board of directors. The cost of shares repurchased is shown as a reduction to equity on the statement of financial position. When treasury shares are sold, reissued, or retired, the amount received is reflected as an increase to equity based on a weighted-average cost, with any surplus or deficit recorded within other paid in capital.
(w)Share-based compensation
Employees of the Group and members of the board of directors receive remuneration in the form of share-based compensation transactions, whereby employees and the board of directors render services in consideration for equity instruments.
The cost of such equity-settled transactions is determined by the fair value at the date of grant using an appropriate valuation model. The cost is recognized in the consolidated statement of operations, together with a corresponding credit to other reserves in equity, over the period in which the performance and service conditions are fulfilled.
The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense for a period represents the movement in cumulative expense recognized at the beginning and end of that period, and is recognized in employee share-based compensation. When the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for modifications that increase the total fair value of the share-based compensation transaction or are otherwise beneficial to the grantee as measured at the date of modification. There were no material modifications to any share-based compensation transactions during 2023, 2022, and 2021.
Social costs are payroll taxes associated with employee salaries and benefits, including share-based compensation. Social costs in connection with granted options and restricted stock units are accrued over the vesting period, based on the intrinsic value of the award that has been earned at the end of each reporting period. The amount of the liability reflects the amortization of the award and the impact of expected forfeitures. The social cost rate at which the accrual is made generally follows the tax domicile within which other compensation charges for a grantee are recognized.
The assumptions and models used for estimating fair value for share-based compensation transactions are disclosed in Note 18.
In many jurisdictions, tax authorities levy taxes on share-based compensation transactions with employees that give rise to a personal tax liability for the employee. In some cases, the Group is required to withhold the tax due and to settle it with the tax authority on behalf of the employees. To fulfill this obligation, the terms of the Group’s restricted stock unit arrangements permit the Group to withhold the number of shares that are equal to the monetary value of the employee’s tax obligation from the total number of shares that otherwise would have been issued to the employee upon vesting of the restricted stock unit. The monetary value of the employee’s tax obligation is recorded as a deduction from Other reserves for the shares withheld.
(x)Employee benefits
The Group provides defined contribution plans to its employees. The Group pays contributions to publicly and privately administered pension insurance plans on a mandatory or contractual basis. The Group has no further payment obligations once the contributions have been paid. Contributions to defined contribution plans are expensed when employees provide services. The Group’s post-employment schemes do not include any defined benefit plans.
(y)Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
New and amended standards and interpretations adopted by the Group
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
On January 1, 2023, the Group adopted the amendment to IAS 12 Income Taxes ("IAS 12 Amendment") which requires recognition of deferred taxes on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. This amendment applies to differences associated with right-of-use assets, lease liabilities and decommissioning obligations. This amendment is applied to transactions that occurred on or after the beginning of the earliest comparative period presented. The adoption of the IAS 12 Amendment did not have a material impact on the consolidated financial statements.
International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12
Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates. The legislation will be effective for the Group’s financial year beginning January 1, 2024. The rules will impose a minimum 15% effective tax rate, based on the OECD’s Pillar Two Model Rules, applicable in each jurisdiction in which the Group operates. In May 2023, the IASB amended IAS 12 Income Taxes to include a mandatory temporary exception from recognizing deferred taxes relating to Pillar Two. The Group has applied this mandatory exception which did not have a material impact to the consolidated financial statements.
Disclosure of Accounting Policies – Amendments to IAS 1
On January 1, 2023, the Group adopted the amendment to IAS 1 ("IAS 1 Amendment") which provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The adoption of IAS 1 Amendment did not have a material impact on the accounting policy disclosures in the consolidated financial statements.
There are no other new IFRS or IFRS Interpretation Committee ("IFRIC") interpretations effective as of January 1, 2023 that have a material impact to the consolidated financial statements.
New standards and interpretations issued not yet effective
Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants - Amendments to IAS 1
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current. In November 2022, the IASB issued further amendments delaying the effective date to annual reporting periods beginning on or after January 1, 2024. The amendments are required to be applied on a retrospective basis. The amendments will require the Group to reclassify the Exchangeable Notes (as defined below) as a current liability if the exchange conditions are met, even if no noteholder actually requires us to exchange their notes. Adoption of this amendment would not result in the reclassification of the Exchangeable Notes as a current liability at any reporting date, from the inception of the Exchangeable Notes to December 31, 2023, as the exchange conditions had not been met.
There are no other IFRS or IFRIC interpretations that are not yet effective and that are expected to have a material impact to the consolidated financial statements.